Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Capital	Reserves		Accumulated other comprehensive income	Retained earnings from previous years and income (loss) for the year	Total	Non-controlling interests	Total
Balance at Dec. 31, 2020	$ 2,418,833	$ 965,140	[1]	$ (42,776)	$ 655,883	$ 3,997,080	$ 1	$ 3,997,081
Dividends distributed and paid					(220,271)	(220,271)	(1)	(220,272)
Other retention (release) earnings		(61,479)	[1]		61,479
Defined benefit plans adjustment		398	[1]			398		398
Application of provision for payment of common stock dividends					138,932	138,932		138,932
Provision for payment of common stock dividends					(237,877)	(237,877)		(237,877)
Subtotal: transactions with owners during the year		(61,081)	[1]		(257,737)	(318,818)	(1)	(318,819)
Income for the year					1,056,316	1,056,316	1	1,056,317
Other comprehensive income for the year				84,393		84,393		84,393
Subtotal: Comprehensive income for the year				84,393	1,056,316	1,140,709	1	1,140,710
Balance at Dec. 31, 2021	2,418,833	904,059	[1]	41,617	1,454,462	4,818,971	1	4,818,972
Dividends distributed and paid					(539,827)	(539,827)	(1)	(539,828)
Other retention (release) earnings		265,646	[1]		(265,646)
Application of provision for payment of common stock dividends					237,877	237,877		237,877
Provision for payment of common stock dividends					(422,830)	(422,830)		(422,830)
Subtotal: transactions with owners during the year		265,646	[1]		(990,426)	(724,780)	(1)	(724,781)
Income for the year					1,445,799	1,445,799	2	1,445,801
Other reclassifications		2,491	[1]	(2,491)
Other comprehensive income for the year				(108,555)		(108,555)		(108,555)
Subtotal: Comprehensive income for the year		2,491	[1]	(111,046)	1,445,799	1,337,244	2	1,337,246
Balance at Dec. 31, 2022	2,418,833	1,172,196	[1]	(69,429)	1,909,835	5,431,435	2	5,431,437
Dividends distributed and paid					(866,929)	(866,929)	(1)	(866,930)
Other retention (release) earnings		36,366	[1]		(36,366)
Application of provision for payment of common stock dividends					422,830	422,830		422,830
Provision for payment of common stock dividends					(373,090)	(373,090)		(373,090)
Subtotal: transactions with owners during the year		36,366	[1]		(853,555)	(817,189)	(1)	(817,190)
Income for the year					1,374,026	1,374,026	1	1,374,027
Other comprehensive income for the year				93,671		93,671		93,671
Subtotal: Comprehensive income for the year				93,671	1,374,026	1,467,697	1	1,467,698
Balance at Dec. 31, 2023	$ 2,418,833	$ 1,208,562	[1]	$ 24,242	$ 2,430,306	$ 6,081,943	$ 2	$ 6,081,945

[1]	Includes share premium of MCh$1,705 for placements of shares.